Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Schedule Of Promissory Notes

The principal and interest on these promissory notes were repaid by the executive officers in full in December 2020.

Borrower	Date of Promissory Note	Largest Aggregate Amount of Principal Outstanding During the Period	Amount Outstanding as of December 31, 2020	Amount of Principal Paid During the Period	Amount of Interest Paid During the Period	Annual Rate or Amount of Interest Payable on the Indebtedness
	(in thousands)
Xunkai Gong	11/29/2013	$1,010	—	$1,010	$150	2%
Tianyi Jiang	11/29/2013	808	—	808	120	2%
Brian Brown	11/29/2013	808	—	808	120	2%
Xunkai Gong	1/1/2016	14	—	14	3	4%
Tianyi Jiang	1/1/2016	59	—	59	12	4%